MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated March 18, 2019

to the

Prospectus dated May 1, 2014

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated March 18, 2019

to the

Prospectus dated May 1, 2014

Effective on or about April 18, 2019, based on changes to the underlying fund portfolio due to a merger, the name change will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
AB Value Portfolio	AB Growth and Income Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice Annuity® (Investor Series) dated May 1, 2014